Equity based compensation - Awards Outstanding (Details) - Vermilion incentive plan - EquityInstruments EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Equity Based Compensation
Opening balance	4,478	5,503
Granted	1,917	1,694
Vested	(2,061)	(2,476)
Forfeited	(408)	(243)
Closing balance	3,926	4,478